Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	€ 5,883.2	€ 3,553.7	€ 2,592.3
Other comprehensive income:
Proportionate share of OCI from equity method investments	22.0	(1.3)	(19.8)
Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation and effective portion of hedges	93.3	(73.8)	20.1
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	16.6	(21.0)	3.2
Transfers to net income	22.2	(2.3)	(10.7)
Other comprehensive income, net of taxes	154.1	(98.4)	(7.2)
Total comprehensive income, net of taxes	6,037.3	3,455.3	2,585.1
Attributable to equity holders	€ 6,037.3	€ 3,455.3	€ 2,585.1